Financial Instruments - Financial instruments measured at fair value on a recurring basis (Details)	Oct. 31, 2020 USD ($)
Fair value of derivatives	$ 812,390
Level 1
Fair value of derivatives
Level 2
Fair value of derivatives	812,390
Level 3
Fair value of derivatives